Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Financial assets at fair value through profit or loss	$ 164,620	$ 79,607